Commitments (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Commitments [Line Items]
Rent expense	$ 720,875	$ 581,464
Percentage of employees contribution in defined contribution plan	100.00%
Percentage of employer contribution in defined contribution plan, of the first 3% of employee contributions	100.00%
Expense relating to the matching contribution	$ 131,385	$ 83,969
Technology License
Commitments [Line Items]
Milestone payments	$ 375,000